Note 2: Summary of Significant Accounting Practices: Property and Equipment: Schedule of Plant, Property and Equipment (Details)	May 31, 2013	May 31, 2012
Details
Plant - Oil Wells: Beginning of year	0	0
Work in Progress-Intangible	694,035	0
Work in Progress-Tangible	140,965	0
Rights (leases)	107,250	0
Subtotal	942,250	0
Depletion	0	0
Depreciation	0	0
Net Plant - Oil Wells: End of year	942,250	0